ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
At beginning of year	673,671,445	179,746,165	378,888
Addition	121,315,213	541,662,539	184,990,129
Write-off	(40,819,459)		(24,140)
Reversal	(308,211,032)	(47,737,259)	(5,598,712)
At end of year	445,956,167	673,671,445	179,746,165